Schedule of investments
Delaware Small Cap Value Fund	February 28, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.26%♦
Basic Industry — 8.42%
Arconic †	1,893,700	$ 58,136,590
Ashland Global Holdings	429,200	39,606,576
Avient	1,029,700	53,945,983
Berry Global Group †	1,605,310	97,362,051
HB Fuller	885,500	60,541,635
Huntsman	2,208,000	89,291,520
Louisiana-Pacific	2,078,800	149,569,660
Summit Materials Class A †	1,164,400	36,352,568
		584,806,583
Consumer Discretionary — 10.44%
Acushnet Holdings	763,200	33,428,160
Adient †	1,345,700	60,220,075
Barnes Group	1,177,200	54,680,940
Cable One	19,580	28,055,203
Choice Hotels International	286,800	41,399,580
Cracker Barrel Old Country Store	382,000	51,291,140
Denny's †	1,182,200	18,702,404
Group 1 Automotive	316,500	57,580,845
KB Home	1,352,000	52,200,720
Leggett & Platt	278,900	10,341,612
Meritage Homes †	615,900	60,715,422
Nexstar Media Group Class A	280,700	51,943,535
PROG Holdings †	841,700	25,789,688
Steven Madden	968,925	41,334,340
Texas Roadhouse	387,550	36,782,371
UniFirst	330,400	59,885,000
Wolverine World Wide	1,775,480	40,889,304
		725,240,339
Consumer Staples — 3.19%
J & J Snack Foods	377,500	61,804,300
Performance Food Group †	1,221,522	68,454,093
Scotts Miracle-Gro	195,300	27,353,718
Spectrum Brands Holdings	692,050	64,208,399
		221,820,510
Energy — 7.69%
CNX Resources †	5,222,600	85,337,284
Delek US Holdings †	1,431,000	24,656,130
Devon Energy	2,391,802	142,431,809
Dril-Quip †	656,000	18,919,040
Helix Energy Solutions Group †	3,841,600	15,558,480
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Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Energy (continued)
Magnolia Oil & Gas Class A	3,785,000	$ 84,594,750
Murphy Oil	1,303,000	45,175,010
Patterson-UTI Energy	4,730,700	68,264,001
Renewable Energy Group †	793,985	48,830,078
		533,766,582
Financial Services — 29.05%
American Equity Investment Life Holding	2,665,300	100,455,157
Bank of NT Butterfield & Son	1,126,300	43,249,920
East West Bancorp	2,331,323	204,130,642
Essent Group	1,154,900	51,023,482
First Financial Bancorp	2,600,900	63,930,122
First Interstate BancSystem Class A	2,254,822	91,545,773
FNB	8,297,100	111,430,053
Hancock Whitney	2,703,800	150,547,584
Hanover Insurance Group	638,000	89,007,380
Kemper	642,700	34,345,888
NBT Bancorp	380,497	14,599,670
Prosperity Bancshares	710,000	52,866,600
S&T Bancorp	856,356	26,624,108
Sandy Spring Bancorp	801,400	37,737,926
Selective Insurance Group	1,147,606	95,469,343
Stewart Information Services	637,241	43,255,919
Stifel Financial	2,185,450	160,630,575
Synovus Financial	1,797,400	94,633,110
Umpqua Holdings	5,304,400	113,248,940
Valley National Bancorp	6,934,700	96,877,759
Webster Financial	3,257,660	196,143,709
Western Alliance Bancorp	1,556,800	145,934,432
		2,017,688,092
Healthcare — 3.92%
Avanos Medical †	1,146,648	40,579,873
Integer Holdings †	716,600	60,101,242
Integra LifeSciences Holdings †	976,600	65,490,796
NuVasive †	542,484	29,359,234
Select Medical Holdings	1,476,600	34,183,290
Service Corp. International	697,100	42,418,535
		272,132,970
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(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials — 11.86%
Altra Industrial Motion	1,528,643	$ 64,921,468
Atkore †	1,031,100	104,873,181
CACI International Class A †	135,500	37,911,545
Deluxe	505,400	15,722,994
H&E Equipment Services	870,200	36,339,552
ITT	1,312,600	115,338,162
KBR	1,219,372	60,529,626
MasTec †	1,747,259	137,614,119
Primoris Services	1,348,100	35,549,397
Regal Rexnord	330,539	53,001,929
WESCO International †	933,500	113,634,955
Zurn Water Solutions	1,482,500	48,210,900
		823,647,828
Real Estate Investment Trusts — 8.07%
Brandywine Realty Trust	4,329,337	57,710,062
Independence Realty Trust	1,357,100	34,293,917
Kite Realty Group Trust	2,735,914	59,998,594
Life Storage	503,500	63,738,065
LXP Industrial Trust	4,373,500	67,614,310
National Health Investors	914,900	48,773,319
Outfront Media	3,122,000	83,357,400
RPT Realty	2,707,889	35,067,163
Spirit Realty Capital	1,680,300	77,915,511
Summit Hotel Properties †	3,199,900	31,647,011
		560,115,352
Technology — 10.31%
Cirrus Logic †	679,000	58,984,730
Concentrix	301,900	60,346,791
Diodes †	509,000	45,601,310
Flex †	4,671,010	77,024,955
NCR †	1,111,158	45,024,122
NetScout Systems †	1,216,506	37,869,832
ON Semiconductor †	1,020,800	63,912,288
TD SYNNEX	431,600	43,949,828
Teradyne	454,400	53,582,848
Tower Semiconductor †	2,180,200	102,142,370
TTM Technologies †	4,101,302	51,553,366
Viavi Solutions †	3,533,000	57,941,200
Vishay Intertechnology	957,000	18,364,830
		716,298,470
NQ-021 [2/22] 4/22 (2112896)    3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Transportation — 2.21%
Kirby †	723,900	$ 47,162,085
Saia †	113,350	32,557,520
SkyWest †	326,100	9,166,671
Werner Enterprises	1,481,800	64,399,028
		153,285,304
Utilities — 3.10%
ALLETE	820,000	51,610,800
Black Hills	845,600	59,183,544
South Jersey Industries	1,632,000	55,373,760
Southwest Gas Holdings	692,400	49,118,856
		215,286,960
Total Common Stock (cost $4,241,796,234)		6,824,088,990

Short-Term Investments — 1.70%
Money Market Mutual Funds — 1.70%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	29,606,552	29,606,552
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	29,606,551	29,606,551
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	29,606,551	29,606,551
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	29,606,551	29,606,551
Total Short-Term Investments (cost $118,426,205)		118,426,205
Total Value of Securities—99.96% (cost $4,360,222,439)		6,942,515,195

Receivables and Other Assets Net of Liabilities—0.04%		2,575,405
Net Assets Applicable to 87,680,589 Shares Outstanding—100.00%		$6,945,090,600
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
4    NQ-021 [2/22] 4/22 (2112896)